Taxes - Schedule of Income (Loss) Before Income Taxes from PRC and Non-PRC Sources (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income (loss) before income taxes consists of:
PRC	$ (15,446,679)	$ (8,358,084)	$ 23,550,796
Non-PRC	(76,186,396)	(47,721,653)	(20,078,125)
Total	$ (91,633,075)	$ (56,079,737)	$ 3,472,671